Acquisition	12 Months Ended
Dec. 31, 2025
Acquisition [Abstract]
Acquisition

Note 3 — Acquisition

Hongchuangxin Acquisition

On May 1, 2024, the Group acquired 100% equity interest in Hongchuangxin for consideration in the form of 7 antique art pieces. The fair value of the consideration for this acquisition was $13,854,016. The consolidated operating results of Hongchuangxin for the year ended December 31, 2024 were not significant to the Group. The objective of the acquisition is to expand the Group’s business scope.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Group. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches.

Amount
Total consideration for acquisition	$13,854,016

Assets acquired and liabilities assumed:
Cash acquired	47,073
Accounts receivable	1,048,422
Loan receivable	40,052
Prepayments, deposits and other current assets	650,632
Intangible assets, net	8,134,797
Accounts payable	(1,401,816)
Deferred revenue	(378,979)
Other current liabilities	(3,212)
Deferred tax liabilities	(2,033,699)
Total net assets acquired	6,103,270
Goodwill	$7,750,746

The intangible assets are mainly attributable to franchise right acquired through the acquisition, which are amortized over 10 years.

Due to sluggish business operations subsequent to the acquisition, the Group engaged a third-party valuation firm and performed fair value assessment using income approach, according to the valuation report, the Group recorded an impairment of goodwill of $2,911,926 for the year ended December 31, 2024 and further recorded an impairment of goodwill and intangible assets of $4,838,820 and $7,238,725, respectively, for the year ended December 31, 2025.

Creation Intelligent Acquisition

The Company entered into a definitive share purchase agreement (the “Share Purchase Agreement”) dated as of August 1, 2025, with a Non-U.S. individual (“Seller”), pursuant to which the Company agreed to acquire 100% of the outstanding equity interests in Creation Intelligent Co., Limited (“Creation Intelligent”), a Hong Kong-based company that holds a 51% equity interest in PicAIGames Technology Co., Ltd. (“PicAIGames”), a mobile game developer and operator renowned for its innovative gameplay design and strong user engagement metrics. Pursuant to the Share Purchase Agreement, the consideration shall be paid in form of certain antique art pieces. The fair value of the consideration for this acquisition was $8,862,626 (including antique pieces worthing $8,264,382 and a settlement of $598,244 due from Creation Intelligent). Upon execution of the Share Purchase Agreement, the Company is entitled to gain full control over Creation Intelligent, including indirect control over PicAIGames’s 51% equity interest. The transaction was closed on August 1, 2025. The consolidated operating results of Creation Intelligent for the year ended December 31, 2025 were not significant to the Group. The objective of the acquisition is to expand the Group’s business scope.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation report performed by an independent valuation firm engaged by the Group. The valuation report considered generally accepted valuation methodologies such as the income, market and cost approaches.

Amount
Total consideration for acquisition	$8,862,626

Assets acquired and liabilities assumed:
Cash acquired	8,924
Accounts receivable	79,999
Prepayments, deposits and other current assets	154,125
Right of use assets	37,899
Intangible assets, net	11,171,863
Accounts payable	(51,344)
Deferred revenue	(12,209)
Other current liabilities	(87,293)
Total net assets acquired	11,301,964
49% equity value with non-controlling interests	(5,244,823)
Goodwill	$2,805,485

The intangible assets are mainly attributable to software copyrights acquired through the acquisition, which are amortized over 4 years.

Due to sluggish business operations subsequent to the acquisition, the Group engaged a third-party valuation firm and performed fair value assessment using income approach, according to the valuation report, the Group recorded an impairment of intangible assets of $7,878,957, respectively, for the year ended December 31, 2025.